Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions				3 Months Ended		6 Months Ended	9 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Jul. 31, 2025 CAD ($) shares	Jul. 31, 2024 CAD ($)	Mar. 31, 2025 shares	Jul. 31, 2025 CAD ($) shares	Jul. 31, 2024 CAD ($)	Apr. 28, 2025 shares	Apr. 21, 2025 shares
Statement Line Items [Line Items]
Proceeds from issuing shares							$ 114,189,000	$ 0
Shares purchased and cancelled during period (in shares) | shares				351,142			351,142
Reduction of issued capital				$ 5,400,000			$ 5,400,000
Expense from share-based payment transactions				0	$ 72,000		75,000	276,000
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital				$ 1,700,000			$ 1,700,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares			26,002,577	32,167,644			32,167,644			32,518,786
Proceeds from issuing shares	$ 116,000,000
Issue of equity	114,200,000
Share issue related cost	$ 1,800,000
Maximum number of shares allowed to be purchased for cancellation (in shares) | shares									2,000,000
Percent of public float									8.99%
Number of shares in public float (in shares) | shares										22,237,283
Average daily trading volume (in shares) | shares						37,761
Number of shares traded (in shares) | shares						20,321,293
Number of shares traded on TSE system (in shares) | shares						4,720,219
Number of shares traded on alternate exchanges and trading systems (in shares) | shares						15,601,074
Number of shares issued (in shares) | shares										32,518,786
Daily purchase limit, percentage of average daily trading volume									25.00%
Daily purchase limit, number of shares (in shares) | shares									9,440
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Issue of equity				$ 0	0		$ 114,879,000	0
Share issue related cost				(0)	(0)		690,000	(0)
Reduction of issued capital				$ 3,759,000	$ (0)		$ 3,759,000	$ (0)
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares		$ 11.2
Percentage of base offering	15.00%	15.00%
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Share issue related cost			$ 965,000
Shares redeemed during period (in shares) | shares			1,461,460
Preference shares, conversion price (in CAD per share) | $ / shares			$ 10
Payments for redemptions of preferred shares			$ 14,600,000